                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-06485

                        SELIGMAN GLOBAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN
GLOBAL TECHNOLOGY FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

SELIGMAN GLOBAL TECHNOLOGY FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   31

Approval of Investment Management
  Services Agreement...............   49

Proxy Voting.......................   52




--------------------------------------------------------------------------------
2  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Global Technology Fund (the Fund) Class A shares gained 16.79%
  (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  World Information Technology Index (MSCI World IT Index), which advanced 15.51% for the six-month period.

> The Fund outperformed the broad global equity market, represented by the MSCI
  World Index, which rose 9.67% for the same period.

> The Fund underperformed the Lipper Global Science & Technology Funds Index, representing the Fund's peer group, which increased 20.03% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
Seligman Global Technology
  Fund Class A (excluding
  sales charge)                +16.79%   +42.85%   +4.02%  +11.42%   -3.29%
----------------------------------------------------------------------------
MSCI World IT Index(1)
  (unmanaged)                  +15.51%   +41.50%   -0.00%   +6.07%   -7.52%
----------------------------------------------------------------------------
MSCI World Index(2)
  (unmanaged)                   +9.67%   +37.75%   -6.21%   +3.91%   +0.89%
----------------------------------------------------------------------------
Lipper Global Science &
  Technology Funds Index(3)    +20.03%   +51.87%   +2.95%   +8.45%     N/A
----------------------------------------------------------------------------
Lipper Global Science &
  Technology Funds
  Average(4)                   +19.27%   +49.73%   +1.98%   +8.39%   -4.72%
----------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences

--------------------------------------------------------------------------------
                    SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International World Information Technology Index (the "MSCI World IT Index") is an unmanaged benchmark that assumes reinvestment of all distributions, if any and excludes the effect of expenses, fees, sales charges and taxes. The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
(2) The Morgan Stanley Capital International World Index (the "MSCI World Index"), is an unmanaged benchmark that assumes reinvestment of all distributions, if any and excludes the effect of expenses, fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.
(3) The Lipper Global Science & Technology Funds Index (the "Lipper Index") includes the 10 largest global science and technology funds tracked by Lipper Inc. The index's returns include new reinvested dividends.
(4) The Lipper Global Science & Technology Funds Average (the "Lipper Average") measures the performance of mutual funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. The Lipper Average assumes reinvestment of all distributions, if any and excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes.*

     * On Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  5/23/94)                +16.79%   +42.85%   +4.02%  +11.42%   -3.29%        N/A
------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                +16.42%   +41.79%   +3.25%  +10.61%   -4.02%        N/A
------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                +16.49%   +41.88%   +3.25%  +10.60%   -4.00%        N/A
------------------------------------------------------------------------------------
Class I (inception
  8/3/09)                 +17.13%      N/A      N/A      N/A      N/A      +24.36%*
------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                +16.61%   +42.37%   +3.75%  +11.13%     N/A      +11.17%
------------------------------------------------------------------------------------
Class R3 (inception
  8/3/09)                 +16.73%      N/A      N/A      N/A      N/A      +23.81%*
------------------------------------------------------------------------------------
Class R4 (inception
  8/3/09)                 +16.90%      N/A      N/A      N/A      N/A      +24.04%*
------------------------------------------------------------------------------------
Class R5 (inception
  8/3/09)                 +17.07%      N/A      N/A      N/A      N/A      +24.29%*
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  5/23/94)                +10.05%   +34.66%   +2.00%  +10.12%   -3.86%        N/A
------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                +11.42%   +36.79%   +2.31%  +10.34%   -4.02%        N/A
------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                +15.49%   +40.88%   +3.25%  +10.60%   -4.00%        N/A
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                    SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuations, government regulation, and limited liquidity as compared to other investments. In addition, the Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      0.9%
------------------------------------------------
Financials                                  0.8%
------------------------------------------------
Health Care                                 0.4%
------------------------------------------------
Industrials                                 1.1%
------------------------------------------------
Information Technology                     87.6%
------------------------------------------------
Telecommunication Services                  0.7%
------------------------------------------------
Other(2)                                    8.5%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Check Point Software Technologies           5.2%
------------------------------------------------
Apple, Inc.                                 5.2%
------------------------------------------------
Amdocs Ltd.                                 4.7%
------------------------------------------------
Synopsys, Inc.                              4.6%
------------------------------------------------
Microsoft Corp.                             4.1%
------------------------------------------------
Symantec Corp.                              3.8%
------------------------------------------------
Parametric Technology Corp.                 3.7%
------------------------------------------------
BMC Software, Inc.                          3.1%
------------------------------------------------
Hewlett-Packard Co.                         2.9%
------------------------------------------------
Cisco Systems, Inc.                         2.9%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,167.90        $ 8.49         1.57%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.10        $ 7.90         1.57%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,164.20        $12.63         2.34%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.26        $11.75         2.34%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,164.90        $12.58         2.33%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.31        $11.70         2.33%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,171.30        $ 6.06         1.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.35        $ 5.64         1.12%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,166.10        $10.37         1.92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.36        $ 9.65         1.92%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,167.30        $ 9.02         1.67%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.60        $ 8.40         1.67%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,169.00        $ 7.68         1.42%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.85        $ 7.14         1.42%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,170.70        $ 6.33         1.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.10        $ 5.89         1.17%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +16.79% for Class A, +16.42% for Class B, +16.49% for Class C, +17.13% for Class I, +16.61% for Class R2, +16.73% for Class R3, +16.90% for Class R4 and +17.07%
    for Class R5.


--------------------------------------------------------------------------------
                    SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (90.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.7%)
General Dynamics Corp.                                   52,600            $4,016,536
-------------------------------------------------------------------------------------

APPLICATION SOFTWARE (18.5%)
Adobe Systems, Inc.                                     109,600(b)          3,681,464
AsiaInfo Holdings, Inc.                                 222,182(b,c,e)      6,312,191
Aspen Technology, Inc.                                  489,608(b)          5,762,686
JDA Software Group, Inc.                                250,900(b,e)        7,251,010
Longtop Financial Technologies Ltd., ADR                150,596(b,c,e)      5,182,008
Mentor Graphics Corp.                                   699,091(b,e)        6,284,828
Micro Focus International PLC                         1,405,805(c)         11,239,287
Misys PLC                                               686,300(b,c)        2,443,702
Nuance Communications, Inc.                             710,099(b,e)       12,973,509
Parametric Technology Corp.                             978,436(b,e)       18,189,125
Synopsys, Inc.                                          999,072(b,e)       22,688,924
                                                                      ---------------
Total                                                                     102,008,734
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.5%)
Cisco Systems, Inc.                                     531,949(b,e)       14,320,067
QUALCOMM, Inc.                                          264,071            10,230,111
                                                                      ---------------
Total                                                                      24,550,178
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (12.3%)
Apple, Inc.                                              98,655(b)         25,760,793
Electronics for Imaging, Inc.                           286,103(b,e)        3,676,424
Hewlett-Packard Co.                                     281,045            14,605,909
HTC Corp.                                               217,000(c)          2,908,379
IBM Corp.                                                46,593             6,010,497
NetApp, Inc.                                            160,593(b,e)        5,567,759
Netezza Corp.                                           329,904(b,e)        4,516,386
Toshiba Corp.                                           761,000(b,c)        4,387,518
                                                                      ---------------
Total                                                                      67,433,665
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
BM&FBOVESPA SA                                          625,600(c)          4,122,659
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Deutsche Telekom AG, ADR                                320,900(c,e)        3,847,591
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Sensata Technologies Holding NV                          99,753(b,c)        1,995,060
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.2%)
Avnet, Inc.                                             132,400(b,e)        4,232,828
Ibiden Co., Ltd.                                        157,000(c)          5,654,489
Kyocera Corp.                                            28,300(c)          2,841,954
LG Display Co., Ltd.                                     71,600(c)          3,045,726
Nidec Corp.                                              38,200(c)          3,919,922
Unimicron Technology Corp.                            2,156,000(c)          3,239,889
                                                                      ---------------
Total                                                                      22,934,808
-------------------------------------------------------------------------------------

HOME ENTERTAINMENT SOFTWARE (1.0%)
Activision Blizzard, Inc.                               224,500             2,487,460
NCSoft Corp.                                             19,100(c)          2,840,340
                                                                      ---------------
Total                                                                       5,327,800
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Sharp Corp.                                             214,000(c)          2,772,174
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (7.6%)
Baidu, Inc., ADR                                          9,500(b,c,e)      6,548,350
Google, Inc., Class A                                    21,900(b)         11,507,137
Open Text Corp.                                         319,669(b,c,e)     13,474,048
SINA Corp.                                               85,400(b,c,e)      3,134,180
Telecity Group PLC                                      473,857(b,c)        2,950,176
VeriSign, Inc.                                          159,708(b,e)        4,355,237
                                                                      ---------------
Total                                                                      41,969,128
-------------------------------------------------------------------------------------

IT SERVICES (8.4%)
Alliance Data Systems Corp.                              61,400(b,e)        4,608,684
Amdocs Ltd.                                             721,738(b,c)       23,052,312
Rolta India Ltd.                                      1,839,900(c)          7,747,175
Tivit Terceirizacao de Tecnologia e Servicos
 SA                                                     936,503(c)          9,265,316
Xchanging PLC                                           519,618(c)          1,663,298
                                                                      ---------------
Total                                                                      46,336,785
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Kabel Deutschland Holding AG                             71,000(b,c)        2,249,632
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OFFICE ELECTRONICS (1.6%)
Canon, Inc.                                              87,600(c)         $4,007,752
Konica Minolta Holdings, Inc.                           130,000(c)          1,644,660
Xerox Corp.                                             309,900             3,377,910
                                                                      ---------------
Total                                                                       9,030,322
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Abbott Laboratories                                      44,133             2,257,844
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (11.7%)
Advanced Semiconductor Engineering, Inc., ADR           840,600(c,e)        4,085,316
Amkor Technology, Inc.                                  218,100(b,e)        1,644,474
Analog Devices, Inc.                                    138,400             4,142,312
Avago Technologies Ltd.                                 328,799(b,c,e)      6,746,955
Intel Corp.                                             238,600             5,447,238
Lam Research Corp.                                       93,100(b,e)        3,775,205
Marvell Technology Group Ltd.                           208,717(b,c)        4,310,006
National Semiconductor Corp.                            309,318(e)          4,571,720
Novellus Systems, Inc.                                  244,000(b,e)        6,392,800
ON Semiconductor Corp.                                1,316,800(b,e)       10,455,393
Realtek Semiconductor Corp.                             606,000(c)          1,641,691
Samsung Electronics Co., Ltd.                             5,020(c)          3,817,762
SUMCO Corp.                                             207,600(b,c,e)      4,593,343
Texas Instruments, Inc.                                 108,600(e)          2,824,686
                                                                      ---------------
Total                                                                      64,448,901
-------------------------------------------------------------------------------------

SYSTEMS SOFTWARE (16.4%)
3i Infotech Ltd.                                      1,273,700(c)          2,114,351
BMC Software, Inc.                                      395,656(b,e)       15,573,020
Check Point Software Technologies                       725,005(b,c,e)     25,824,678
Microsoft Corp.                                         662,916            20,245,455
SonicWALL, Inc.                                         333,034(b,e)        3,373,634
Symantec Corp.                                        1,120,462(b)         18,790,148
Websense, Inc.                                          180,119(b,e)        4,101,310
                                                                      ---------------
Total                                                                      90,022,596
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $417,901,794)                                                     $495,324,413
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              46,052,833(d)        $46,052,833
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $46,052,833)                                                       $46,052,833
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (12.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(f)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $45,000,825                         0.22%           $45,000,000          $45,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $6,216,474                          0.19              6,216,375            6,216,375
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $20,000,517                         0.31             20,000,000           20,000,000
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $71,216,375)                                                       $71,216,375
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $535,171,002)(g)                                                  $612,593,621
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY COUNTRY

The following table represents the portfolio investments of the Fund by county as a percentage of net assets at April 30, 2010.

                                                    PERCENTAGE OF
COUNTRY                                               NET ASSETS
-----------------------------------------------------------------
Bermuda                                                   0.8%
Brazil                                                    2.4
Canada                                                    2.4
China                                                     3.9
Germany                                                   1.1
Guernsey                                                  4.2
India                                                     1.8
Israel                                                    4.7
Japan                                                     5.4
Netherlands                                               0.4
Singapore                                                 1.2
South Korea                                               1.8
Taiwan                                                    2.2
United Kingdom                                            3.3
-----------------------------------------------------------------
Total Foreign Securities                                 35.6%
United States                                            75.7%
-----------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                        CURRENCY TO              CURRENCY TO         UNREALIZED     UNREALIZED
EXCHANGE DATE          BE DELIVERED              BE RECEIVED        APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------
May 3, 2010                    1,022,742                  774,796       $8,744              $--
                             U.S. Dollar   European Monetary Unit
-----------------------------------------------------------------------------------------------
May 4, 2010                    3,264,650                4,327,623           --          (18,608)
                  European Monetary Unit              U.S. Dollar
-----------------------------------------------------------------------------------------------
May 5, 2010                      232,137                  308,766           --             (279)
                  European Monetary Unit              U.S. Dollar
-----------------------------------------------------------------------------------------------
May 7, 2010                  240,801,987                2,556,577           --           (7,372)
                            Japanese Yen              U.S. Dollar
-----------------------------------------------------------------------------------------------
Total                                                                   $8,744         $(26,259)
-----------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


ADR -- American Depositary Receipt

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 35.55% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(e) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                            $57,266
Fannie Mae Interest Strip                            246,710
Fannie Mae Pool                                   30,480,335
Fannie Mae Principal Strip                             5,749
Fannie Mae REMICS                                    901,699
Federal Farm Credit Bank                             790,306
Federal Home Loan Banks                              732,713
Federal Home Loan Mortgage Corp                    1,025,760
Federal National Mortgage Association                738,322
Freddie Mac Non Gold Pool                          3,412,244
Freddie Mac Reference REMIC                           48,564
Freddie Mac REMICS                                 1,059,247
Freddie Mac Strips                                   616,168
Ginnie Mae I Pool                                  1,512,403
Ginnie Mae II Pool                                 1,122,742
Government National Mortgage Association             254,317
United States Treasury Inflation Indexed Bonds       207,096
United States Treasury Note/Bond                     360,950
United States Treasury Strip Coupon                2,304,116
United States Treasury Strip Principal                23,293
------------------------------------------------------------
Total market value of collateral securities      $45,900,000
------------------------------------------------------------




--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $4,558,940
Freddie Mac Gold Pool                              1,536,343
Freddie Mac Non Gold Pool                            245,420
------------------------------------------------------------
Total market value of collateral securities       $6,340,703
------------------------------------------------------------


PERSHING LLC (0.31%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $5,898,122
Fannie Mae REMICS                                  1,870,954
Fannie Mae-Aces                                       65,952
Federal Farm Credit Bank                             369,840
Federal Home Loan Banks                              716,014
Federal Home Loan Mortgage Corp                      109,409
Federal National Mortgage Association                326,386
Freddie Mac Gold Pool                              4,982,768
Freddie Mac Non Gold Pool                            271,903
Freddie Mac REMICS                                    95,325
Ginnie Mae I Pool                                    324,291
Ginnie Mae II Pool                                   428,660
Government National Mortgage Association              11,816
United States Treasury Bill                            1,481
United States Treasury Note/Bond                   3,350,853
United States Treasury Strip Coupon                  553,574
United States Treasury Strip Principal             1,022,652
------------------------------------------------------------
Total market value of collateral securities      $20,400,000
------------------------------------------------------------



(g) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $535,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $84,255,000
     Unrealized depreciation                          (6,832,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $77,423,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
14  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Application Software        $88,325,745       $13,682,989         $--        $102,008,734
    Computers &
     Peripherals                 60,137,768         7,295,897          --          67,433,665
    Diversified Financial
     Services                            --         4,122,659          --           4,122,659
    Electronic Equipment,
     Instruments &
     Components                   4,232,828        18,701,980          --          22,934,808
    Home Entertainment
     Software                     2,487,460         2,840,340          --           5,327,800
    Household Durables                   --         2,772,174          --           2,772,174
    Internet Software &
     Services                    39,018,952         2,950,176          --          41,969,128
    IT Services                  27,660,996        18,675,789          --          46,336,785
    Media                                --         2,249,632          --           2,249,632
    Office Electronics            3,377,910         5,652,412          --           9,030,322
    Semiconductors &
     Semiconductor
     Equipment                   54,396,104        10,052,797          --          64,448,901
    Systems Software             87,908,245         2,114,351          --          90,022,596
    All Other Industries         36,667,209                --          --          36,667,209
---------------------------------------------------------------------------------------------
Total Equity Securities         404,213,217        91,111,196          --         495,324,413
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                      46,052,833                --          --          46,052,833
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        71,216,375          --          71,216,375
---------------------------------------------------------------------------------------------
Total Other                      46,052,833        71,216,375          --         117,269,208
---------------------------------------------------------------------------------------------
Investments in Securities       450,266,050       162,327,571          --         612,593,621
Other Financial
  Instruments(d)                         --           (17,515)         --             (17,515)
---------------------------------------------------------------------------------------------
Total                          $450,266,050      $162,310,056         $--        $612,576,106
---------------------------------------------------------------------------------------------



(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.


--------------------------------------------------------------------------------
16  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $417,901,794)             $ 495,324,413
  Affiliated money market fund (identified cost $46,052,833)          46,052,833
  Investments of cash collateral received for securities on loan
    (identified cost $71,216,375)                                     71,216,375
--------------------------------------------------------------------------------
Total investments in securities (identified cost $535,171,002)       612,593,621
Capital shares receivable                                              1,171,459
Dividends and accrued interest receivable                                448,374
Receivable for investment securities sold                             14,595,282
Unrealized appreciation on forward foreign currency contracts              8,744
--------------------------------------------------------------------------------
Total assets                                                         628,817,480
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   451,517
Payable for investment securities purchased                            6,597,680
Payable upon return of securities loaned                              71,216,375
Unrealized depreciation on forward foreign currency contracts             26,259
Accrued investment management services fees                               14,614
Accrued distribution fees                                                  5,945
Accrued transfer agency fees                                             188,315
Accrued administrative services fees                                       1,222
Accrued plan administration services fees                                     62
Other accrued expenses                                                    96,405
--------------------------------------------------------------------------------
Total liabilities                                                     78,598,394
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 550,219,086
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $      29,445
Additional paid-in capital                                           736,257,838
Accumulated net investment loss                                       (2,623,276)
Accumulated net realized gain (loss)                                (260,879,882)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          77,434,961
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 550,219,086
--------------------------------------------------------------------------------
*Value of securities on loan                                       $  67,445,944
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
18  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $406,987,786           21,118,416                      $19.27(1)
Class B          $ 25,587,582            1,542,810                      $16.59
Class C          $ 80,971,128            4,879,031                      $16.60
Class I          $ 27,752,559            1,434,484                      $19.35
Class R2         $  8,458,754              446,313                      $18.95
Class R3         $      6,189                  326                      $18.98
Class R4         $    394,530               20,438                      $19.30
Class R5         $     60,558                3,132                      $19.34
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $20.45. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 1,720,047
Interest                                                                   150
Income distributions from affiliated money market fund                  25,922
Income from securities lending -- net                                   11,460
  Less foreign taxes withheld                                          (93,278)
------------------------------------------------------------------------------
Total income                                                         1,664,301
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  2,388,668
Distribution fees
  Class A                                                              462,719
  Class B                                                              120,447
  Class C                                                              378,253
  Class R2                                                              16,569
  Class R3                                                                   7
Transfer agency fees
  Class A                                                              511,685
  Class B                                                               35,297
  Class C                                                              106,411
  Class R2                                                               2,040
  Class R3                                                                   2
  Class R4                                                                 107
  Class R5                                                                   9
Administrative services fees                                           200,800
Plan administration services fees
  Class R2                                                               8,285
  Class R3                                                                   7
  Class R4                                                                 434
Compensation of board members                                            8,691
Custodian fees                                                          31,215
Printing and postage                                                   117,126
Registration fees                                                       60,830
Professional fees                                                       37,098
Other                                                                  181,863
------------------------------------------------------------------------------
Total expenses                                                       4,668,563
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (389,842)
------------------------------------------------------------------------------
Total net expenses                                                   4,278,721
------------------------------------------------------------------------------
Investment income (loss) -- net                                     (2,614,420)

------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $37,387,717
  Foreign currency transactions                                        (12,688)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             37,375,029
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        41,164,973
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               78,540,002
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $75,925,582
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED
                                                                     APRIL 30, 2010     YEAR ENDED
                                                                        (UNAUDITED)  OCT. 31, 2009
OPERATIONS
Investment income (loss) -- net                                        $ (2,614,420)  $ (4,298,049)
Net realized gain (loss) on investments                                  37,375,029    (30,344,702)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     41,164,973    117,654,972
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          75,925,582     83,012,221
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         58,170,622     44,233,966
  Class B shares                                                          3,211,454      1,496,025
  Class C shares                                                          5,127,609      5,958,268
  Class I shares                                                            728,588        912,309
  Class R2 shares                                                         3,822,828      3,133,912
  Class R3 shares                                                                --          5,000
  Class R4 shares                                                           177,552         60,941
  Class R5 shares                                                            51,570          5,000
Fund merger (Note 11)
  Class A shares                                                                N/A     94,974,533
  Class B shares                                                                N/A     14,426,779
  Class C shares                                                                N/A      2,988,976
  Class I shares                                                                N/A     22,590,301
  Class R4 shares                                                               N/A        229,260
Conversions from Class B to Class A
  Class A shares                                                            456,913      1,418,913
  Class B shares                                                           (456,913)    (1,418,913)
Payments for redemptions
  Class A shares                                                        (34,063,419)   (43,548,565)
  Class B shares                                                         (2,767,721)    (1,986,906)
  Class C shares                                                         (5,417,544)   (11,523,133)
  Class I shares                                                           (876,244)      (167,922)
  Class R2 shares                                                        (1,480,204)    (1,196,452)
  Class R4 shares                                                          (125,267)        (6,447)
  Class R5 shares                                                               (26)            --
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        26,559,798    132,585,845
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements (Note 10)                              870,884      3,325,940
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 103,356,264    218,924,006
Net assets at beginning of period                                       446,862,822    227,938,816
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $550,219,086   $446,862,822
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $ (2,623,276)  $     (8,856)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                    $16.50           $11.77       $19.82      $15.42      $12.81      $11.51
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.08)            (.20)        (.21)       (.21)       (.19)       (.10)
Net gains (losses) (both realized and
 unrealized)(a)                                           2.82             4.74        (7.84)       4.61        2.80        1.40
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.74             4.54        (8.05)       4.40        2.61        1.30
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03              .19           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.27           $16.50       $11.77      $19.82      $15.42      $12.81
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.79%(b)        40.19%(c)   (40.62%)     28.53%      20.37%      11.29%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.73%(e)         1.92%        1.76%       1.75%       1.77%       1.83%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.57%(e)         1.91%        1.76%       1.75%       1.77%       1.83%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.91%)(e)       (1.46%)      (1.23%)     (1.21%)     (1.30%)      (.81%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $407             $326         $165        $305        $247        $237
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%             150%         171%        208%        195%        151%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                    $14.25           $10.24       $17.38      $13.62      $11.40      $10.33
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.13)            (.26)        (.29)       (.30)       (.26)       (.17)
Net gains (losses) (both realized and
 unrealized)(a)                                           2.44             4.11        (6.85)       4.06        2.48        1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.31             3.85        (7.14)       3.76        2.22        1.07
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03              .16           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $16.59           $14.25       $10.24      $17.38      $13.62      $11.40
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.42%(g)        39.16%(c)   (41.08%)     27.61%      19.47%      10.36%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.50%(e)         2.64%        2.51%       2.50%       2.52%       2.58%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.34%(e)         2.63%        2.51%       2.50%       2.52%       2.58%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.68%)(e)       (2.21%)      (1.98%)     (1.96%)     (2.05%)     (1.56%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $26              $22           $7         $29         $33         $40
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%             150%         171%        208%        195%        151%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
24  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                    $14.25           $10.25       $17.39      $13.63      $11.40      $10.33
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.13)            (.26)        (.28)       (.30)       (.26)       (.17)
Net gains (losses) (both realized and
 unrealized)(a)                                           2.45             4.10        (6.86)       4.06        2.49        1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.32             3.84        (7.14)       3.76        2.23        1.07
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03              .16           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $16.60           $14.25       $10.25      $17.39      $13.63      $11.40
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.49%(g)        39.02%(c)   (41.06%)     27.59%      19.56%      10.36%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.48%(e)         2.70%        2.51%       2.50%       2.52%       2.58%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.33%(e)         2.69%        2.51%       2.50%       2.52%       2.58%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.67%)(e)       (2.24%)      (1.98%)     (1.96%)     (2.05%)     (1.56%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $81              $70          $54         $28         $20         $18
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%             150%         171%        208%        195%        151%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I                                            SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                      APRIL 30, 2010       OCT. 31, 2009(h)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $16.52                $15.56
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)                 (.03)
Net gains (losses) (both realized  and
 unrealized)                                              2.84                   .99
-----------------------------------------------------------------------------------------
Total from investment operations                          2.80                   .96
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03                    --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $19.35                $16.52
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            17.13%(b)              6.17%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.21%(e)              1.07%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.12%(e)              1.07%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.46%)(e)             (.76%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $28                   $24
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%                  150%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS R2*                                          SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                    $16.25           $11.62       $19.62      $15.30      $12.74      $11.49
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.11)            (.23)        (.24)       (.25)       (.22)       (.13)
Net gains (losses) (both realized and
 unrealized)(a)                                           2.78             4.68        (7.76)       4.57        2.78        1.38
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.67             4.45        (8.00)       4.32        2.56        1.25
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03              .18           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $18.95           $16.25       $11.62      $19.62      $15.30      $12.74
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.61%(b)        39.85%(c)   (40.77%)     28.23%      20.09%      10.88%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.03%(e)         2.17%        2.01%       2.00%       2.02%       2.08%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.92%(e)         2.17%        2.01%       2.00%       2.02%       2.08%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.24%)(e)       (1.70%)      (1.48%)     (1.46%)     (1.55%)     (1.06%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $8               $5           $2          $1         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%             150%         171%        208%        195%        151%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3                                           SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                      APRIL 30, 2010       OCT. 31, 2009(h)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $16.26                $15.33
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.09)                 (.04)
Net gains (losses) (both realized  and
 unrealized)                                              2.78                   .97
-----------------------------------------------------------------------------------------
Total from investment operations                          2.69                   .93
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03                    --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $18.98                $16.26
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            16.73%(b)              6.07%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.78%(e)              1.68%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.67%(e)              1.68%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                            (1.02%)(e)            (1.06%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%                  150%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4                                           SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                      APRIL 30, 2010       OCT. 31, 2009(h)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $16.51                $15.56
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.07)                 (.04)
Net gains (losses) (both realized  and
 unrealized)                                              2.83                   .99
-----------------------------------------------------------------------------------------
Total from investment operations                          2.76                   .95
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03                    --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $19.30                $16.51
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            16.90%(b)              6.10%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.52%(e)              1.38%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.42%(e)              1.38%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.75%)(e)            (1.07%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%                  150%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5                                           SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                      APRIL 30, 2010       OCT. 31, 2009(h)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $16.52                $15.56
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)                 (.02)
Net gains (losses) (both realized  and
 unrealized)                                              2.83                   .98
-----------------------------------------------------------------------------------------
Total from investment operations                          2.79                   .96
-----------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .03                    --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $19.34                $16.52
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            17.07%(b)              6.17%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.31%(e)              1.18%(e)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.17%(e)              1.18%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.40%)(e)             (.56%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    50%                  150%
-----------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
*   Effective June 13, 2009, Class R shares were redesignated Class R2 shares.
(a) Certain per share amounts for periods prior to Nov. 1, 2006 were reclassified to conform to the current period's presentation.
(b) During the six months ended April 30, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.
(c) During the year ended Oct. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) During the six months ended April 30, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.
(h) For the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Seligman Global Technology Fund (the Fund) is a series of Seligman Global Fund Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company and has 400 million authorized shares of capital stock. The Fund generally invests in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investment, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


 * Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
32  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
34  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades.

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC option contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At April 30, 2010, and for the six months then ended, the Fund had no written or purchased options.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
36  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts     $8,744    currency contracts     $26,259
-------------------------------------------------------------------------------------------
Total                                       $8,744                           $26,259
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                         $(41,796)
------------------------------------------------------------------------------
Total                                              $(41,796)
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                         $(48,976)
------------------------------------------------------------------------------
Total                                              $(48,976)
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $8.2 million at April 30, 2010. The monthly average gross notional amount for these contracts was $3.2 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.87% as the Fund's net assets increase. The management fee for the six months ended April 30, 2010 was 0.95% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,177.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At

--------------------------------------------------------------------------------
38  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



April 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $357,543. The liability remaining at April 30, 2010 for Non-Recurring Charges amounted to $184,861 and is included within accrued transfer agency fees in the Statement of Assets and Liabilities.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $101,000 and $4,582,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $365,714 for Class A, $26,592 for Class B and $2,114 for Class C shares for the six months ended April 30, 2010.


--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  1.57%
Class B..............................................  2.34
Class C..............................................  2.33
Class I..............................................  1.12
Class R2.............................................  1.92
Class R3.............................................  1.67
Class R4.............................................  1.42
Class R5.............................................  1.17


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $118,655
Class B...........................................     7,722
Class C...........................................    24,249


The management fees waived/reimbursed at the Fund level were $239,216.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.57%
Class B..............................................  2.34
Class C..............................................  2.33
Class I..............................................  1.12
Class R2.............................................  1.92
Class R3.............................................  1.67
Class R4.............................................  1.42
Class R5.............................................  1.17


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
40  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $235,292,493 and $241,339,546, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       3,215,803        3,064,101
Converted from Class B(a)                     25,136          117,332
Fund merger                                      N/A        5,875,020
Redeemed                                  (1,873,042)      (3,347,842)
----------------------------------------------------------------------
Net increase (decrease)                    1,367,897        5,708,611
----------------------------------------------------------------------

CLASS B
Sold                                         205,182          122,825
Fund merger                                      N/A        1,032,205
Converted to Class A(a)                      (29,162)        (131,356)
Redeemed                                    (175,085)        (173,671)
----------------------------------------------------------------------
Net increase (decrease)                          935          850,003
----------------------------------------------------------------------

CLASS C
Sold                                         325,339          527,181
Fund merger                                      N/A          213,782
Redeemed                                    (346,361)      (1,066,010)
----------------------------------------------------------------------
Net increase (decrease)                      (21,022)        (325,047)
----------------------------------------------------------------------

CLASS I(b)
Sold                                          39,680           56,097
Fund merger                                      N/A        1,395,972
Redeemed                                     (47,303)          (9,962)
----------------------------------------------------------------------
Net increase (decrease)                       (7,623)       1,442,107
----------------------------------------------------------------------

CLASS R2(c)
Sold                                         214,411          228,844
Redeemed                                     (83,860)         (90,878)
----------------------------------------------------------------------
Net increase (decrease)                      130,551          137,966
----------------------------------------------------------------------

CLASS R3(b)
Sold                                              --              326
----------------------------------------------------------------------
Net increase (decrease)                           --              326

----------------------------------------------------------------------


--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS R4(b)
Sold                                           9,913            3,742
Fund merger                                      N/A           14,173
Redeemed                                      (6,993)            (397)
----------------------------------------------------------------------
Net increase (decrease)                        2,920           17,518
----------------------------------------------------------------------

CLASS R5(b)
Sold                                           2,812              321
Redeemed                                          (1)              --
----------------------------------------------------------------------
Net increase (decrease)                        2,811              321
----------------------------------------------------------------------


(a) Automatic conversion of Class B shares to Class A shares based on the original purchase date.
(b) For the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
(c) Effective June 13, 2009, Class R shares were redesignated as Class R2 shares.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $67,445,944 were on loan, secured by cash collateral of $71,216,375 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
42  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $11,460 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $141,702,502 and $123,057,220, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. PROCEEDS FROM REGULATORY SETTLEMENTS

As a result of settlements of administrative proceedings brought by the Securities and Exchange Commission against unaffiliated third parties relating to market timing and/or late trading of mutual funds, the Fund received $870,884 during the six months ended April 30, 2010 and $425,940 during the year ended Oct. 31, 2009, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceedings). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, J. & W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino entered into a stipulation of settlement with the Office of the Attorney General of the State of New York
(NYAG) and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $2.9 million to the Fund. The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FUND MERGER

At the close of business on Sept. 11, 2009, Seligman Global Technology Fund acquired the assets and assumed the identified liabilities of RiverSource Global Technology Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Seligman Global Technology Fund immediately before the acquisition were $298,934,227 and the combined net assets immediately after the acquisition were $434,144,076.

The merger was accomplished by a tax-free exchange of 64,058,072 shares of RiverSource Global Technology Fund valued at $135,209,849.

In exchange for the RiverSource Global Technology Fund shares and net assets, Seligman Global Technology Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  5,875,020
Class B...........................................  1,032,205
Class C...........................................    213,782
Class I...........................................  1,395,972
Class R4..........................................     14,173




--------------------------------------------------------------------------------
44  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The components of RiverSource Global Technology Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                                EXCESS OF
                                                                              DISTRIBUTIONS
                                                                ACCUMULATED      OVER NET
                         TOTAL        CAPITAL     UNREALIZED    NET REALIZED    INVESTMENT
                      NET ASSETS       STOCK     APPRECIATION       LOSS          INCOME
-------------------------------------------------------------------------------------------
RiverSource Global
  Technology Fund..  $135,209,849  $236,067,449   $23,477,580  $(124,333,105)    $(2,075)


12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $294,571,144 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2011           2015           2016           2017
$193,291,798    $17,073,210    $17,310,562    $37,526,708    $29,368,866


Seligman Global Technology Fund acquired $123,658,339 of capital loss carry-overs in connection with the RiverSource Global Technology Fund merger (Note
11). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. For the year ended Oct. 31, 2009, $234,955,885 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13. RISKS RELATING TO CERTAIN INVESTMENTS

SECTOR RISK
The Fund invests a significant part of its total assets in securities of companies primarily engaged in the technology, media and telecommunications sectors. This

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

FOREIGN RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

TECHNOLOGY AND TECHNOLOGY-RELATED INVESTMENT RISK
The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

14. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

15. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery.

--------------------------------------------------------------------------------
46  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010 the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.


--------------------------------------------------------------------------------
50  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
                   SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
52  SELIGMAN GLOBAL TECHNOLOGY FUND -- 2010 SEMIANNUAL REPORT

SELIGMAN GLOBAL TECHNOLOGY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Seligman(R) mutual funds are distributed by Columbia Management Investment Distributors, Inc.
                                (formerly known as RiverSource Fund Distributors, Inc.),
                                member FINRA and managed by Columbia Management Investment
                                Advisers, LLC (formerly known as RiverSource Investments,
                                LLC). Seligman is an offering brand of Columbia Management
                                Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  SL-9958 A (6/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Seligman Global Fund Series, Inc.


By /s/ J. Kevin Connaughton
-----------------------
J. Kevin Connaughton
President and Principal Executive
Officer

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
-----------------------------
J. Kevin Connaughton
President and Principal Executive
Officer

Date July 1, 2010


By /s/ Jeffrey P. Fox
-----------------------------
Jeffrey P. Fox
Treasurer and Principal Financial
Officer

Date July 1, 2010